CONSOLIDATED FINANCIAL STATEMENTS - Associate companies (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dona Francisca Energtica S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil	Brazil
Equity Interests (as a percent)	53.94%	53.94%	51.82%
Newave Energia S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil	Brazil
Equity Interests (as a percent)	40.00%	40.00%	33.33%